ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) -Schedule of accumulated other comprehensive income (loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning Balance	¥ (207,882)		¥ (68,440)	¥ 484,348
Foreign currency translation adjustments, net of tax of nil	660,956		(139,442)	(552,788)
Ending Balance	¥ 453,074	$ 65,690	¥ (207,882)	¥ (68,440)